Equity (Details) - USD ($)					1 Months Ended									2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 04, 2019	Feb. 06, 2019	Feb. 06, 2019	Feb. 05, 2019	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Mar. 31, 2019	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Aug. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018	Nov. 14, 2019
Class of Stock [Line Items]
Reverse stock split																		every 350 shares of common stock outstanding (1:350 Reverse Stock Split).
Share Issued											50,000
Proceeds from shares issuance															$ 1,367,500		$ 637,000	$ 637,000	$ 60,000
Reverse Stock Split shares issued															3,018			910	32,226
Share issued value											$ 100,000				$ 1,367,500		637,000	$ 637,000	$ 60,000
Consideration amount																		$ 302,271
Repayment of convertible note																159,983
Shares repurchased during period			38,625
Shares cancelled during period										60,000
Common shares issued for debt reduction								397,864	347,397
Common shares issued for debt reduction value								$ 408,662								619,103
Debt conversion converted amount of convertible notes																149,374
Shares issued for acquisition		38,625		38,625
Shares issued for acquisition value		$ 92,700		$ 92,700											$ 567,835	1,073,467
Settlement of conversion features on convertible notes							$ 3,000									3,000
Issuance of Preferred Stock - Class E																$ 500,000
Preferred stock, shares authorized					200,000,000										200,000,000	200,000,000		200,000,000
Concepts and Solutions [Member]
Class of Stock [Line Items]
Ownership percentage	100.00%
Shares issued for acquisition	1,350,000							1,350,000
Shares issued for acquisition value	$ 1,485,000															$ 1,485,000
Warrant holders [Member]
Class of Stock [Line Items]
Share Issued								644,709
Professional Services [Member]
Class of Stock [Line Items]
Share Issued						45,000
Share issued value						$ 19,800
Common shares issued for debt reduction						1,194,157
Common shares issued for debt reduction value						$ 429,515
Shareholders [Member]
Class of Stock [Line Items]
Ownership percentage																		7.00%
Preferred Class C [Member]
Class of Stock [Line Items]
Ownership percentage																		89.00%
Preferred stock, shares authorized					900,000										9,000,000	900,000		9,000,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				100,000
Percentage of conversion of outstanding shares																				20.00%
Preferred Class E [Member]
Class of Stock [Line Items]
Share Issued						500,000
Share issued value																$ 500,000
Preferred stock, shares authorized					500,000											500,000
Convertible debt holders [Member]
Class of Stock [Line Items]
Ownership percentage																		4.00%
Private Placement [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share													$ 2						$ 2
Share Issued													1,500,000
Stock Plan [Member]
Class of Stock [Line Items]
Shares awarded under stock plan										510,000						965,000		510,000
Related Party [Member]
Class of Stock [Line Items]
Reverse Stock Split shares issued											143
Share issued value											$ 100,000
Consulting services [Member]
Class of Stock [Line Items]
Share Issued								80,000						475,000	100			346,618
Share issued value								$ 80,000							$ 70,000	$ 1,203,300		$ 800,751
Investor [Member]
Class of Stock [Line Items]
Warrant exercised										381,944
Consultant [Member]
Class of Stock [Line Items]
Share Issued											100	100
Proceeds from shares issuance											$ 70,000	$ 70,000
Common stock, par value											$ 0.0001	$ 0.0001
Employees, Management And Former Members of Board of Directors [Member]
Class of Stock [Line Items]
Share Issued											822
Proceeds from shares issuance											$ 575,200
Common stock, par value											$ 0.0001
Lieu of compensation [Member]
Class of Stock [Line Items]
Share Issued								44,511
Share issued value																$ 44,511
Professional Services [Member]
Class of Stock [Line Items]
Share Issued					908,355		521,557
Share issued value					$ 256,478		$ 403,602
Common shares issued for debt reduction							833,572
Common shares issued for debt reduction value							$ 478,734
Warrant holders [Member]
Class of Stock [Line Items]
Share Issued							583,670
Professional Services One [Member]
Class of Stock [Line Items]
Common shares issued for debt reduction						500,000
Common shares issued for debt reduction value						$ 220,000
Commitment Shares on Convertible Debt [Member]
Class of Stock [Line Items]
Share Issued					25,000
Share issued value					$ 7,000